Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per share
Earnings (loss) Per Share
	For the years ended December 31,
	2022	2021	2020
Net loss for the year	$(6,733,076)	$(3,123,799)	$(6,028,228)
Weighted average number of shares outstanding for the year:
Basic	65,602,875	64,658,380	64,409,170
Diluted	65,602,875	64,658,380	64,409,170
Net loss per share – Basic	$(0.10)	$(0.05)	$(0.09)
Net loss per share – Diluted	$(0.10)	$(0.05)	$(0.09)